LEASES	9 Months Ended
Sep. 30, 2020
LEASES
LEASES

12. LEASES

The Group has operating leases for classrooms, dormitories, offices and certain equipment; and finance lease for a teaching building used by Shenyang K-12 School. For the finance lease, all lease payments have been paid to the landlord from the commencement date of the lease.

The components of lease expense were as follows:

	Nine months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited

Operating and short-term lease expense	33,452	45,702

Finance lease expense	450	450

Supplemental cash flow information related to leases was as follows:

	Nine months ended September 30,
	2019	2020
	RMB	RMB
	Unaudited	Unaudited
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	30,291	35,565
Operating cash flows from finance lease	—	—

Supplemental balance sheet information related to leases was as follows:

	As of
	December 31, 2019		September 30, 2020
			Unaudited
Weighted-average Remaining Lease Term
Operating leases	7.87	Years	7.57	Years
Finance lease	10.67	Years	9.92	Years
Weighted-average Discount Rate
Operating leases	4.57%		4.50%

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December  31, 2019 and September 30, 2020, respectively.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of December 31, 2019 and September 30, 2020.

As of September 30, 2020, maturities of lease liabilities were as follows:

Amount
RMB
Unaudited
2020 (remaining)	16,123
2021	44,760
2022	49,759
2023	45,719
2024	43,993
Thereafter	151,151
Total lease payments	351,505
Less: interest	(65,107)
Total	286,398
Less: current portion	(50,642)
Non-current portion	235,756

As of September 30, 2020, the Group had no material operating or finance leases that had not yet commenced.

Sublease

The Group subleases dormitories and offices to third parties under operating leases. Sublease income is recorded as a reduction of lease expense in the consolidated statements of operations.

For the nine months ended September 30, 2019 and 2020, gross sublease income of the Group was RMB 1,827 and RMB 1,195, respectively.